Cash and Cash Equivalents - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Time deposits
Cash and Cash Equivalents
Average maturity	39 days	22 days
Receivables from reverse repo
Cash and Cash Equivalents
Average maturity	23 days
TL | Time deposits
Cash and Cash Equivalents
Effective interest rate	42.20%	22.80%
USD | Time deposits
Cash and Cash Equivalents
Effective interest rate	4.10%	2.40%
USD | Receivables from reverse repo
Cash and Cash Equivalents
Effective interest rate	3.00%
EUR | Time deposits
Cash and Cash Equivalents
Effective interest rate	3.70%	2.60%
EUR | Receivables from reverse repo
Cash and Cash Equivalents
Effective interest rate	2.80%
CNY | Time deposits
Cash and Cash Equivalents
Effective interest rate	0.70%	0.30%